Organization and principal activities (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 10, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization and principal activities (Details) [Line Items]
Settle obligations Of VIEs amounting		$ 3,800	$ 3,800	$ 3,800
Offering expenses				29,904
Loss from operations		19,200	45,900	63,000
Net cash used in operating activities		4,404	(21,738)	(2,038)
Cash and cash equivalents and short-term deposit		15,100
Short-Term Investments		11,700
Consolidated Entity, Excluding Consolidated VIE [Member]
Organization and principal activities (Details) [Line Items]
Net cash used in operating activities		$ 4,400	$ 21,700	$ 2,000
IPO [Member]
Organization and principal activities (Details) [Line Items]
Sale of stock, shares issued (in Shares)	2,010,000
Class A Ordinary Shares [Member] | IPO [Member]
Organization and principal activities (Details) [Line Items]
Ordinary shares issued (in Shares)	20,100,000
Sale of stock, price per share (in Dollars per share)	$ 18
American Depositary Receipts [Member] | IPO [Member]
Organization and principal activities (Details) [Line Items]
Sale of stock, price per share (in Dollars per share)	$ 18
Offering expenses	$ 27,600
Mr. Chaohui Chen and Mr. Zhiping Peng [Member]
Organization and principal activities (Details) [Line Items]
Redesignation of ordinary shares (in Shares)		122,072,980